Non-Cash Expenses (Details) - Schedule of Non-Cash Expenses - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating expenses:
Stock-based compensation	$ 332,761	$ 434,956	$ 670,362	$ 891,379	$ 1,663,911	$ 2,543,712
Depreciation & amortization	607	32,244	64,395	65,044	99,247	140,914
Subtotal	333,368	467,200	734,757	956,423	1,763,158	2,684,626
Other expense:
Amortization of debt discount				8,350	8,350	31,687
Subtotal				8,350	8,350	31,687
Total non-cash expenses	$ 333,368	$ 467,200	$ 734,757	$ 964,773	$ 1,771,508	$ 2,716,313